Quarterly Holdings Report
for
Fidelity® Stock Selector Large Cap Value Fund
October 31, 2025
LCV-NPRT3-1225
1.809080.122
Common Stocks - 97.8%
	Shares	Value ($)
CANADA - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Imperial Oil Ltd	55,600	4,917,600
FRANCE - 1.6%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA	25,882	2,004,768
Information Technology - 1.3%
IT Services - 1.3%
Capgemini SE	57,456	8,839,344
TOTAL FRANCE		10,844,112
PORTUGAL - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Galp Energia SGPS SA	125,500	2,516,319
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	11,727	3,523,143
UNITED KINGDOM - 0.1%
Consumer Staples - 0.1%
Tobacco - 0.1%
British American Tobacco PLC ADR	13,700	701,302
UNITED STATES - 94.5%
Communication Services - 8.0%
Diversified Telecommunication Services - 1.2%
Verizon Communications Inc	215,390	8,559,599
Entertainment - 0.3%
Walt Disney Co/The	21,271	2,395,539
Interactive Media & Services - 4.2%
Alphabet Inc Class A	99,555	27,993,870
Meta Platforms Inc Class A	1,430	927,141
		28,921,011
Media - 1.2%
Charter Communications Inc Class A (a)(b)	8,775	2,051,946
Comcast Corp Class A	152,181	4,235,958
Omnicom Group Inc (a)	23,608	1,771,072
		8,058,976
Wireless Telecommunication Services - 1.1%
T-Mobile US Inc	37,992	7,980,220
TOTAL COMMUNICATION SERVICES		55,915,345

Consumer Discretionary - 8.0%
Automobile Components - 0.3%
Aptiv PLC	29,121	2,361,713
Automobiles - 0.5%
General Motors Co	48,166	3,327,789
Broadline Retail - 2.8%
Amazon.com Inc (b)	77,672	18,969,056
Hotels, Restaurants & Leisure - 1.4%
Hilton Worldwide Holdings Inc	11,826	3,038,809
McDonald's Corp	23,531	7,022,356
		10,061,165
Household Durables - 0.6%
Somnigroup International Inc	52,487	4,164,319
Specialty Retail - 2.4%
Dick's Sporting Goods Inc	18,915	4,188,727
Lowe's Cos Inc	40,198	9,572,350
Williams-Sonoma Inc	16,188	3,145,975
		16,907,052
TOTAL CONSUMER DISCRETIONARY		55,791,094

Consumer Staples - 6.6%
Beverages - 1.8%
Coca-Cola Co/The	84,425	5,816,883
Constellation Brands Inc Class A	7,486	983,511
Keurig Dr Pepper Inc	78,919	2,143,440
PepsiCo Inc	23,881	3,488,775
Primo Brands Corp Class A	9,700	213,109
		12,645,718
Consumer Staples Distribution & Retail - 1.9%
Kroger Co/The	19,854	1,263,310
Performance Food Group Co (b)	3,100	299,894
Target Corp	8,965	831,235
US Foods Holding Corp (b)	19,299	1,401,493
Walmart Inc	91,706	9,278,813
		13,074,745
Food Products - 0.5%
Darling Ingredients Inc (b)	31,193	999,736
Freshpet Inc (b)	5,673	279,168
Kraft Heinz Co/The	1,800	44,514
Lamb Weston Holdings Inc	3,452	213,092
Mondelez International Inc	32,327	1,857,509
Tyson Foods Inc Class A	2,500	128,525
		3,522,544
Household Products - 1.5%
Kimberly-Clark Corp	1,200	143,652
Procter & Gamble Co/The	69,293	10,419,588
		10,563,240
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	5,999	580,043
Kenvue Inc	63,685	915,154
		1,495,197
Tobacco - 0.7%
Philip Morris International Inc	34,739	5,013,880
TOTAL CONSUMER STAPLES		46,315,324

Energy - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Cheniere Energy Inc	9,600	2,035,200
Core Natural Resources Inc	39,652	3,132,508
Exxon Mobil Corp	151,500	17,325,540
Phillips 66	41,800	5,690,652
Shell PLC ADR	65,500	4,907,260
Targa Resources Corp	19,200	2,957,568
		36,048,728
Financials - 21.3%
Banks - 9.7%
Bank of America Corp	324,105	17,323,412
Citigroup Inc	67,800	6,863,394
Comerica Inc	41,158	3,148,587
First Horizon Corp	210,711	4,500,787
JPMorgan Chase & Co	36,855	11,466,328
KeyCorp	111,882	1,968,004
US Bancorp	189,146	8,829,335
Wells Fargo & Co	151,769	13,199,350
		67,299,197
Capital Markets - 6.2%
Bank of New York Mellon Corp/The	84,970	9,170,813
Blackrock Inc	7,520	8,142,731
Charles Schwab Corp/The	70,665	6,679,256
Coinbase Global Inc Class A (b)	2,300	790,694
Goldman Sachs Group Inc/The	8,300	6,551,771
Intercontinental Exchange Inc	35,097	5,134,340
MarketAxess Holdings Inc	16,220	2,596,173
State Street Corp	34,167	3,951,755
		43,017,533
Consumer Finance - 0.3%
SLM Corp	83,300	2,236,605
Financial Services - 1.4%
Affirm Holdings Inc Class A (b)	14,107	1,014,011
Apollo Global Management Inc	29,658	3,686,786
Berkshire Hathaway Inc Class B (b)	7,834	3,741,048
Block Inc Class A (b)	18,952	1,439,215
		9,881,060
Insurance - 3.7%
American Financial Group Inc/OH	11,433	1,505,497
Arthur J Gallagher & Co	22,361	5,578,846
Chubb Ltd	27,534	7,625,266
Hartford Insurance Group Inc/The	74,386	9,237,254
Travelers Companies Inc/The	8,063	2,165,883
		26,112,746
TOTAL FINANCIALS		148,547,141

Health Care - 11.3%
Biotechnology - 0.7%
Gilead Sciences Inc	23,000	2,755,170
Insmed Inc (b)	1,800	341,280
Regeneron Pharmaceuticals Inc	2,390	1,557,802
		4,654,252
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	52,900	6,539,498
Becton Dickinson & Co	4,400	786,324
Boston Scientific Corp (b)	45,100	4,542,472
Edwards Lifesciences Corp (b)	10,000	824,500
Solventum Corp (b)	6,400	441,856
Stryker Corp	7,800	2,778,672
		15,913,322
Health Care Providers & Services - 4.0%
Cencora Inc	18,000	6,080,580
Centene Corp (b)	11,200	396,144
Cigna Group/The	6,200	1,515,342
CVS Health Corp	73,500	5,744,025
Elevance Health Inc	2,400	761,280
HCA Healthcare Inc	3,400	1,562,912
Humana Inc	3,200	890,208
Quest Diagnostics Inc	12,300	2,164,185
Tenet Healthcare Corp (b)	2,600	536,874
UnitedHealth Group Inc	22,760	7,773,906
		27,425,456
Life Sciences Tools & Services - 1.5%
Danaher Corp	13,200	2,843,016
Mettler-Toledo International Inc (b)	500	708,145
Thermo Fisher Scientific Inc	12,775	7,248,407
		10,799,568
Pharmaceuticals - 2.8%
Johnson & Johnson	64,985	12,273,717
Merck & Co Inc	79,200	6,809,616
Pfizer Inc	33,000	813,450
		19,896,783
TOTAL HEALTH CARE		78,689,381

Industrials - 12.8%
Aerospace & Defense - 2.4%
Boeing Co (b)	59,104	11,881,086
Northrop Grumman Corp	4,469	2,607,438
RTX Corp	13,682	2,442,237
		16,930,761
Air Freight & Logistics - 1.0%
FedEx Corp	27,140	6,888,675
Construction & Engineering - 1.4%
EMCOR Group Inc	14,800	10,001,544
Ground Transportation - 2.5%
CSX Corp	229,800	8,277,396
Knight-Swift Transportation Holdings Inc	85,500	3,857,760
U-Haul Holding Co Class N (a)	116,050	5,627,265
		17,762,421
Industrial Conglomerates - 0.5%
3M Co	19,936	3,319,343
Machinery - 5.0%
Allison Transmission Holdings Inc	2,869	236,836
Caterpillar Inc	6,400	3,694,464
Cummins Inc	25,100	10,985,768
Deere & Co	3,400	1,569,542
Parker-Hannifin Corp	10,143	7,838,815
Westinghouse Air Brake Technologies Corp	50,325	10,288,443
		34,613,868
TOTAL INDUSTRIALS		89,516,612

Information Technology - 9.4%
Communications Equipment - 0.6%
Cisco Systems Inc	54,910	4,014,470
Electronic Equipment, Instruments & Components - 0.3%
Vontier Corp	54,559	2,100,521
IT Services - 2.5%
Accenture PLC Class A	28,600	7,152,860
Amdocs Ltd	67,737	5,707,520
Twilio Inc Class A (b)	31,800	4,289,184
		17,149,564
Semiconductors & Semiconductor Equipment - 1.6%
Marvell Technology Inc	51,497	4,827,329
QUALCOMM Inc	36,109	6,532,118
		11,359,447
Software - 3.6%
Dropbox Inc Class A (b)	181,684	5,268,836
Gen Digital Inc	154,260	4,066,294
Salesforce Inc	41,125	10,709,361
Zoom Communications Inc Class A (b)	61,129	5,332,283
		25,376,774
Technology Hardware, Storage & Peripherals - 0.8%
Western Digital Corp	38,314	5,755,146
TOTAL INFORMATION TECHNOLOGY		65,755,922

Materials - 3.2%
Chemicals - 1.1%
Corteva Inc	80,522	4,947,272
Mosaic Co/The	93,100	2,555,595
		7,502,867
Construction Materials - 1.0%
CRH PLC	59,122	7,041,430
Containers & Packaging - 0.9%
O-I Glass Inc (b)	202,393	2,285,017
Smurfit WestRock PLC	120,188	4,437,341
		6,722,358
Metals & Mining - 0.2%
Reliance Inc	7,400	2,089,982
TOTAL MATERIALS		23,356,637

Real Estate - 4.1%
Health Care REITs - 0.9%
Welltower Inc	33,598	6,082,582
Industrial REITs - 0.4%
Prologis Inc	24,460	3,035,241
Office REITs - 0.2%
Kilroy Realty Corp	40,989	1,731,785
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (b)	15,647	2,385,072
CoStar Group Inc (b)	2,807	193,150
		2,578,222
Residential REITs - 0.7%
Invitation Homes Inc	105,998	2,983,844
Mid-America Apartment Communities Inc	5,269	675,643
Sun Communities Inc	8,916	1,128,766
		4,788,253
Retail REITs - 0.3%
Curbline Properties Corp	34,043	785,031
NNN REIT Inc	29,125	1,178,398
		1,963,429
Specialized REITs - 1.2%
American Tower Corp	9,301	1,664,693
CubeSmart	49,896	1,879,582
Equinix Inc	3,863	3,268,138
Public Storage Operating Co	5,616	1,564,393
		8,376,806
TOTAL REAL ESTATE		28,556,318

Utilities - 4.6%
Electric Utilities - 2.8%
Constellation Energy Corp	13,674	5,155,098
Evergy Inc	49,640	3,812,848
Eversource Energy	71,815	5,300,665
PG&E Corp	312,556	4,988,394
		19,257,005
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The	203,543	2,823,141
Vistra Corp	15,887	2,991,523
		5,814,664
Multi-Utilities - 1.0%
Sempra	73,465	6,754,372
TOTAL UTILITIES		31,826,041

TOTAL UNITED STATES		660,318,543
TOTAL COMMON STOCKS (Cost $538,294,328)		682,821,019

Domestic Equity Funds - 0.4%
	Shares	Value ($)
iShares Russell 1000 Value ETF (Cost $2,859,707)	13,900	2,843,523

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.18	12,514,113	12,516,616
Fidelity Securities Lending Cash Central Fund (c)(d)	4.18	901,785	901,875
TOTAL MONEY MARKET FUNDS (Cost $13,418,414)			13,418,491

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $554,572,449)	699,083,033
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(363,610)
NET ASSETS - 100.0%	698,719,423

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $3,785,129.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,936,348	169,286,420	167,705,998	483,484	(154)	-	12,516,616	12,514,113	0.0%
Fidelity Securities Lending Cash Central Fund	2,852,475	81,794,646	83,745,246	2,166	-	-	901,875	901,785	0.0%
Total	13,788,823	251,081,066	251,451,244	485,650	(154)	-	13,418,491

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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